Schedule of digital assets on loan by significant borrowing counterparty (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Digital assets, Fair Value	$ 264,571,915
Digital assets current, Number of coins on loan	135,628,100.9930	19,072,901.0000
Digital assets current, Fair Value	$ 264,571,915	$ 120,087,770
Digital assets, Percentage of Fair Value Share	100.00%	100.00%
Digital assets current, Fair Value		$ 120,087,770
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	1.48%	1.24%
Top of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	9.30%	14.93%
Counterparty A [member] | Grand Cayman [Member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates		12.00%
Digital assets, Number of coins on loan	553,417.6164	326,500.0000
Digital assets, Fair Value	$ 137,859,266	$ 40,661,634
Digital assets current, Number of coins on loan	523,417.6164	130,000.0000
Digital assets current, Fair Value	$ 134,337,476	$ 16,189,931
Digital assets, Number of coins on loan	30,000.0000	196,500.0000
Long-term digital assets on loan, Fair Value	$ 3,521,790	$ 24,471,703
Digital assets, Percentage of Fair Value Share		33.90%
Digital assets current, Percentage of Fair Value Share		13.50%
Long-term digital assets on loan, Percentage of Fair Value Share		20.40%
Counterparty A [member] | Grand Cayman [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	1.70%
Counterparty A [member] | Grand Cayman [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	12.00%
Counterparty F [member] | UAE [Member]
IfrsStatementLineItems [Line Items]
Digital assets, Number of coins on loan	10,672,833.5849	18,739,981.0000
Digital assets, Fair Value	$ 27,273,131	$ 24,622,033
Digital assets current, Number of coins on loan	7,029,337.2793	10,411,989.4444
Digital assets current, Fair Value	$ 24,067,690	$ 16,332,193
Digital assets, Number of coins on loan	3,643,496.3056
Long-term digital assets on loan, Fair Value	$ 3,205,441
Digital assets, Percentage of Fair Value Share		20.50%
Digital assets current, Percentage of Fair Value Share		13.60%
Long-term digital assets on loan, Percentage of Fair Value Share		6.90%
Counterparty F [member] | UAE [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	1.50%	1.94%
Counterparty F [member] | UAE [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	3.50%	4.75%
Counterparty F [member] | AE [member]
IfrsStatementLineItems [Line Items]
Digital assets, Number of coins on loan		8,327,991.5556
Long-term digital assets on loan, Fair Value		$ 8,289,840
Counterparty H [member] | Grand Cayman [Member]
IfrsStatementLineItems [Line Items]
Digital assets current, Number of coins on loan	6,320.0000
Counterparty H [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Digital assets, Number of coins on loan	6,320.0000	6,420.0000
Digital assets, Fair Value	$ 42,884,605	$ 54,804,103
Digital assets current, Number of coins on loan		6,420.0000
Digital assets current, Fair Value	$ 42,884,605	$ 54,804,103
Digital assets, Percentage of Fair Value Share		45.60%
Digital assets current, Percentage of Fair Value Share		45.60%
Counterparty H [member] | Switzerland [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	0.00%	3.75%
Counterparty H [member] | Switzerland [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	3.50%	4.50%
Counterparty J [member] | United States [Member]
IfrsStatementLineItems [Line Items]
Digital assets, Number of coins on loan	124,395,529.7917
Digital assets, Fair Value	$ 56,554,913
Digital assets current, Number of coins on loan	124,395,529.7917
Digital assets current, Fair Value	$ 56,554,913
Counterparty J [member] | United States [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	0.50%
Counterparty J [member] | United States [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Digital assets, Interest rates	16.00%
Counterparty [member]
IfrsStatementLineItems [Line Items]
Digital assets, Number of coins on loan	135,628,100.9930	19,072,901.0000
Digital assets, Fair Value	$ 264,571,915	$ 120,087,770
Digital assets current, Number of coins on loan	131,954,604.6874	10,548,409.4444
Digital assets current, Fair Value	$ 257,844,684	$ 87,326,227
Digital assets, Number of coins on loan	3,673,496.3056	8,524,491.5556
Long-term digital assets on loan, Fair Value	$ 6,727,231	$ 32,761,543
Digital assets, Percentage of Fair Value Share		100.00%
Digital assets current, Percentage of Fair Value Share		72.70%
Long-term digital assets on loan, Percentage of Fair Value Share		27.30%
Digital assets current, Number of coins on loan		19,072,901.0000
Digital assets current, Percentage of Fair Value Share		100.00%